RESTRICTED CASH — CLIENT FUNDS (SEGREGATED) (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF RECONCILIATION OF TOTAL CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Cash and cash equivalents	$11,855,861	$13,850,168
Restricted cash — client funds (segregated)	$5,813,888	$11,526,789
Total cash and cash equivalents (including segregated client funds)	$17,669,749	$25,376,957

SCHEDULE OF CLIENT FUND ASSET AND CLIENT FUNDS PAYABLE

The following table sets forth the Restricted cash — client funds (segregated) and the corresponding client funds payable as presented in the consolidated balance sheets as of December 31, 2025, and December 31, 2024:

	December 31, 2025	December 31, 2024
Restricted cash — client funds (segregated)	$5,813,888	$11,526,789
Client funds payable – liability	(5,813,888)	(11,526,789)
Net impact on stockholders’ equity	$—	$—